File No.33-31809

811-5883

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                  [X]

            Pre-Effective Amendment No.                                                                                                            [__]

            Post-Effective Amendment No. 30                                                                                                      [X]

                                                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                            [X]

            Amendment No. 30                                                                                                                             [X]

(Check appropriate box or boxes.)

DREYFUS INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York        10166

                        (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            _X_     immediately upon filing pursuant to paragraph (b)

                          on __(date)___  pursuant to paragraph (b)

            ___      60 days after filing pursuant to paragraph (a)(1)

                          on (date) pursuant to paragraph (a)(1)

            ___      75 days after filing pursuant to paragraph (a)(2)

            ___      on     (date)       pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective

            ___      amendment.

SIGNATURES

_____________

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 18th day of March 2011.

                                                                                              DREYFUS INDEX FUNDS, INC.

                                                                                              BY:                   /s/ Bradley J. Skapyak*

                                                                                                                        _____________________________

                                                                                                                        Bradley J. Skapyak, PRESIDENT

                Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                                Signatures                                                                     Title                                                        Date

/s/ Bradley J. Skapyak*                                                   President (Principal Executive                                     03/18/11

________________________________                   Officer)

Bradley J. Skapyak

/s/ James Windels*                                                             Treasurer                                                                         03/18/11

________________________________                   (Principal Financial and

James Windels                                                                   Accounting Officer)

/s/ Joseph S. DiMartino*                                                  Chairman of the Board                                                03/18/11

________________________________

Joseph S. DiMartino

/s/ Peggy C. Davis*                                                           Board Member                                                              03/18/11

________________________________

Peggy C. Davis

/s/ David P. Feldman*                                                      Board Member                                                              03/18/11

________________________________

David P. Feldman

/s/ Ehud Houminer*                                                         Board Member                                                              03/18/11

________________________________

Ehud Houminer

/s/ Martin Peretz *                                                             Board Member                                                              03/18/11

________________________________

Martin Peretz

*BY:

                /s/ Michael A. Rosenberg

                Michael A. Rosenberg

                Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.